Compensation and benefits - Summary of sets forth the number of employees and individual contractors (Detail)	Dec. 31, 2022 Contractors Employees	Dec. 31, 2021 Employees Contractors	Dec. 31, 2020 Employees Contractors
Disclosure of detailed information about number of employees and individual contractors by the function [Line Items]
Employees	82	93	90
Contractors | Contractors	17	18	12
Research and development [member]
Disclosure of detailed information about number of employees and individual contractors by the function [Line Items]
Employees	64	77	75
Contractors | Contractors	6	8	6
Marketing and sales [Member]
Disclosure of detailed information about number of employees and individual contractors by the function [Line Items]
Employees	6	6	6
Contractors | Contractors	9	9	5
General and administrative [Member]
Disclosure of detailed information about number of employees and individual contractors by the function [Line Items]
Employees	5	8	7
Contractors | Contractors	2	1	1
Supply chain and distribution [Member]
Disclosure of detailed information about number of employees and individual contractors by the function [Line Items]
Employees	7	2	2